SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Statement [Abstract]
Accounts and other receivable	$ (852)	$ (1,566)	$ (1,401)
Inventory	(38)	(7)	877
Other assets	(222)	18	(760)
Accounts payable and other	1,126	1,060	1,500
Changes in non-cash working capital, net	$ 14	$ (495)	$ 216